Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Comprehensive Income Loss [Line Items]
Total shareholders' equity	$ 10,405.8		$ 10,120.2		$ 9,890.8		$ 9,503.8
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,189.2)
Other comprehensive (loss) income	155.8		(26.6)		60.4
Balance at end of period	(1,033.4)		(1,189.2)
Unrealized Net Losses Arising During Period Pretax	189.8		402.6		152.8
Reclassification To Earnings Pretax	70.6		59.1		150.8
Net Unrealized Gains (Losses) Previously Impaired Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	58.2	[1]	75.1	[1]	100.3	[1]
Other comprehensive (loss) income	(0.9)	[1]	(16.9)	[1]	(25.2)	[1]
Balance at end of period	57.3	[1]	58.2	[1]	75.1	[1]
Net Unrealized Gains (Losses) All Other Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	595.2		375.2		235.7
Other comprehensive (loss) income	230.0		220.0		139.5
Balance at end of period	825.2		595.2		375.2
Net Unrealized Gains (Losses) Foreign Currency And Derivatives [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(33.7)		(27.3)		25.3
Other comprehensive (loss) income	4.2		(6.4)		(52.6)
Balance at end of period	(29.5)		(33.7)		(27.3)
Pension and OPEB Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,808.9)		(1,585.6)		(1,584.3)
Net unrealized gains (losses)	(123.4)		(261.7)		(99.3)
Reclassification to earnings	45.9		38.4		98.0
Other comprehensive (loss) income	(77.5)		(223.3)		(1.3)
Balance at end of period	(1,886.4)		(1,808.9)		(1,585.6)
Accumulated Other Comprehensive Loss [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,189.2)		(1,162.6)		(1,223.0)
Other comprehensive (loss) income	155.8		(26.6)		60.4
Balance at end of period	(1,033.4)		(1,189.2)		(1,162.6)
Unrecognized Net Actuarial Loss [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(1,778.3)		(1,547.9)		(1,562.8)
Net unrealized gains (losses)	(130.4)		(268.3)		(91.2)
Reclassification to earnings	45.7		37.9		106.1
Balance at end of period	(1,863.0)		(1,778.3)		(1,547.9)
Unrecognized Net Actuarial Loss [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	(56.3)		(66.1)		(61.0)
Net unrealized gains (losses)	7.0		6.6		(8.1)
Reclassification to earnings	2.9		3.2		3.0
Balance at end of period	(46.4)		(56.3)		(66.1)
Unrecognized Prior Service Costs [Member] | Pension Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	1.5		1.8		10.6
Net unrealized gains (losses)	0		0		0
Reclassification to earnings	(0.3)		(0.3)		(8.8)
Balance at end of period	1.2		1.5		1.8
Unrecognized Prior Service Costs [Member] | OPEB Plans [Member]
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance at beginning of period	24.2		26.6		28.9
Net unrealized gains (losses)	0		0		0
Reclassification to earnings	(2.4)		(2.4)		(2.3)
Balance at end of period	21.8		24.2		26.6
Accumulated Other Comprehensive Loss [Member]
Comprehensive Income Loss [Line Items]
Total shareholders' equity	(1,033.4)		(1,189.2)		(1,162.6)		(1,223.0)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Other comprehensive (loss) income	$ 155.8		$ (26.6)		$ 60.4

[1]	Represents unrealized losses on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.